Segmented information and supplemental cash flow disclosure (Tables)	3 Months Ended
Jun. 30, 2024
Disclosure Of Operating Segments Abstract
Disclosure of revenues allocated by geography [Table Text Block]
	For the Three Months Ended
	June 30, 2024	June 30, 2023
United States of America	$2,594,560	$17,307,675
Canada	402,498	273,333

Total	$2,997,058	$17,581,008

Disclosure of detailed information about cash payments of interest and taxes [Table Text Block]
	For the Three Months Ended
	June 30, 2024	June 30, 2023
Interest paid	$262,623	$145,408
Taxes paid	$-	$-